Related Parties Transactions - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2022 SGD ($)
Disclosure of transactions between related parties [Line Items]
Lease contract value	$ 10,673	$ 10,273
Interest on lease liabilities	75	69	$ 80
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure of transactions between related parties [Line Items]
Lease contract value	1,955	1,914
Interest on lease liabilities	$ 8	$ 7	$ 9
ST2 Satellite [Member]
Disclosure of transactions between related parties [Line Items]
Lease term	15 years
Lease contract value	$ 6,000			$ 261
Lease contract value, prepayment amount	$ 3,068
Extended useful life	3 years 3 months
Right-of-use assets acquired	$ 1,125